Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions
6. PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are in accounts managed by the Trustee and Invesco. The Plan has notes receivable from certain Participants and has investments in shares of the Company’s common stock. These transactions qualify as party-in-interest transactions, as defined by ERISA. However, such transactions are permitted under the provisions of the Plan and are exempt from the prohibition of party-in-interest transactions under ERISA. Administrative expenses associated with Plan administration, recordkeeping, and investment management are paid by the Plan to certain related parties-in-interest.